Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
INTANGIBLE ASSETS, NET

8.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2019	December 31, 2018
Trademark and license	11,030	$11,168
Software	41,082	41,597
Less: accumulated amortization	(14,789)	(8,711)
	$37,323	$44,054

For the years ended December 31, 2019, 2018 and 2017, amortization expense totaled $6,234, $5,123 and $3,193, respectively.